Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Bond Fund of America
Entity Central Index Key	0000013075
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
The Bond Fund of America® - Class A
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class A
Trading Symbol	ABNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 7.14% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class A (with sales charge) *	3.16%	(1.14) %	1.81%
The Bond Fund of America — Class A (without sales charge) *	7.14%	(0.38) %	2.20%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class C
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class C
Trading Symbol	BFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 138	1.34%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 6.35% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class C (with sales charge) *	5.35%	(1.11) %	1.58%
The Bond Fund of America — Class C (without sales charge) *	6.35%	(1.11) %	1.58%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class T
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class T
Trading Symbol	TBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 7.44% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class T (with sales charge) 2	4.71%	(0.62) %	2.02%
The Bond Fund of America — Class T (without sales charge) 2	7.44%	(0.12) %	2.31%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.88%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class F-1
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-1
Trading Symbol	BFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 7.09% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class F-1 *	7.09%	(0.42) %	2.16%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-2
Trading Symbol	ABNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 7.40% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class F-2 *	7.40%	(0.12) %	2.46%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class F-3
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-3
Trading Symbol	BFFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 7.52% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class F-3 2	7.52%	(0.02) %	2.49%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.95%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class 529-A
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 7.11% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-A (with sales charge) *	3.40%	(1.12) %	1.78%
The Bond Fund of America — Class 529-A (without sales charge) *	7.11%	(0.41) %	2.14%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class 529-C
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 142	1.38%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 6.30% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-C (with sales charge) *	5.30%	(1.17) %	1.76%
The Bond Fund of America — Class 529-C (without sales charge) *	6.30%	(1.17) %	1.76%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class 529-E
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CFAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.90% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-E *	6.90%	(0.61) %	1.95%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class 529-T
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-T
Trading Symbol	TFBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 7.35% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class 529-T (with sales charge) 2	4.62%	(0.68) %	1.95%
The Bond Fund of America — Class 529-T (without sales charge) 2	7.35%	(0.18) %	2.25%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.88%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 7.29% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-F-1 *	7.29%	(0.23) %	2.36%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class 529 - F-2
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FFBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 7.41% for the year ended December 31, 2025. That result compares with a 7.30% loss for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class 529-F-2 2	7.41%	(0.12) %	0.24%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives .
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FBOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 7.45% for the year ended December 31, 2025. That result compares with a 7.30% loss for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class 529-F-3 2	7.45%	(0.08) %	0.29%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results
assume
all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type ( percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-1
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RBFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 137	1.33%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 6.36% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-1 *	6.36%	(1.10) %	1.44%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives .
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-2
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RBFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 137	1.33%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 6.36% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-2 *	6.36%	(1.10) %	1.45%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and
PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-2E
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	RBEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 6.68% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-2E *	6.68%	(0.81) %	1.75%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-3
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RBFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.83% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-3 *	6.83%	(0.66) %	1.90%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives .
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-4
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RBFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 7.16% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-4 *	7.16%	(0.36) %	2.21%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives .
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-5E
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RBFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 7.37% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-5E *	7.37%	(0.16) %	2.41%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
Bloomberg
Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-5
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 7.47% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-5 *	7.47%	(0.07) %	2.51%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results
assume
all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives .
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RBFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 7.52% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-6 *	7.52%	(0.02) %	2.57%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,877,000,000
Holdings Count | Holding	5,796
Advisory Fees Paid, Amount	$ 183,000,000
Investment Company, Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.